10. Commitments and Contingencies (Details Narrative) - CAD	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Mar. 31, 2015	Mar. 31, 2014
Commitments And Contingencies Details Narrative
Rental expenses	CAD 6,498	CAD 6,433	CAD 12,999	CAD 12,866	CAD 25,732	CAD 6,427